Investments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 16, 2019
Business acquisition, voting rights interest percentage	37.60%
Gain in investment		$ (8,281)
Panda Interests Finance Agreement [Member]
Fair value of the profits interest	$ 1,700	$ 2,000
Nexway AG [Member]
Ownership interest percentage				62.30%
Business acquisition, voting rights interest percentage	20.00%
Fair value of shares owned	$ 2,374
Gain in investment	$ 11,919